11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 11) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	$ 4	$ 14
Taxes payables, current	72	54
Value added tax
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	0	4
Taxes payables, current	38	21
Sales tax
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	1	1
Municipal, provincial and national contributions
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	3	3
Personal assets tax provision
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	3	0
Payment plans
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	0	2
Taxes payables, current	1	1
Municipal taxes
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	2	3
Tax withholdings to be deposited
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	6	9
Royalties
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	4	5
Extraordinary Canon
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	3	7
Taxes payables, current	12	10
Other
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	$ 3	$ 2